Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance	$ 259,547	$ 219,469
Increases related to tax positions taken during prior years	91,202	38,209
Increases related to tax positions taken during the current year	142,875	11,361
Decrease related to settlement with the ITA	(288,204)
Decreases related to expiration of statute of limitations		(9,492)
Ending balance	$ 205,420	$ 259,547